Expected credit loss measurement - Coverage ratios (Detail 1) - Total - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Gross carrying amount
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 388,196	$ 397,235	$ 402,081
Gross carrying amount | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	151,010	153,771	152,610
Gross carrying amount | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,350	43,977	44,004
Gross carrying amount | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	194,360	197,748	196,615
Gross carrying amount | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,349	13,574	14,161
Gross carrying amount | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,558	14,170	14,263
Gross carrying amount | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25,907	27,745	28,424
Gross carrying amount | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	140,370	144,432	149,316
Gross carrying amount | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,796	1,745	1,752
Gross carrying amount | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,793	4,544	3,927
Gross carrying amount | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	19,446	18,548	19,510
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,525	2,473	2,539
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	385,671	394,761	399,543
Gross carrying amount | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	167,929	171,742	177,043
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Financial assets	369,744	379,274	383,825
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	142,077	145,299	143,533
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	39,375	40,023	40,483
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	181,452	185,321	184,016
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,818	11,987	12,665
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11,766	12,017	12,095
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	22,584	24,004	24,760
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	140,259	144,381	149,261
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,394	1,351	1,355
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,692	4,432	3,805
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	18,182	17,602	18,425
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,182	2,184	2,203
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	165,708	169,949	175,049
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,069	15,757	15,882
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,136	7,773	8,333
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,967	3,947	3,512
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,103	11,720	11,845
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,105	1,184	1,053
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,190	1,528	1,507
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,294	2,712	2,560
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	359	350	351
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7	7
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,167	879	1,010
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147	88	109
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,672	1,325	1,477
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,383	2,204	2,374
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	798	699	744
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8	7	10
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	805	707	754
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	427	404	443
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	602	626	661
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,029	1,029	1,104
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	111	51	55
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43	44	46
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	101	105	115
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	98	66	75
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	196	201	226
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 549	$ 468	$ 517
Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.22%	0.22%	0.23%
Allowance for expected credit loss | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.08%	0.09%
Allowance for expected credit loss | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.14%	0.13%	0.14%
Allowance for expected credit loss | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.10%	0.09%	0.10%
Allowance for expected credit loss | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.14%	1.05%	1.20%
Allowance for expected credit loss | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.84%	1.83%	1.82%
Allowance for expected credit loss | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.51%	1.45%	1.51%
Allowance for expected credit loss | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.02%	0.02%
Allowance for expected credit loss | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	2.01%	2.04%	2.04%
Allowance for expected credit loss | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	2.48%	2.26%	2.90%
Allowance for expected credit loss | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.26%	0.23%	0.23%
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	3.07%	3.47%	3.38%
Allowance for expected credit loss | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.18%	0.18%	0.18%
Allowance for expected credit loss | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.08%	0.08%
Allowance for expected credit loss | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.06%	0.06%
Allowance for expected credit loss | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.14%	0.13%	0.14%
Allowance for expected credit loss | Positions that are not credit impaired | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.08%	0.08%
Allowance for expected credit loss | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.37%	0.27%	0.28%
Allowance for expected credit loss | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.31%	0.25%
Allowance for expected credit loss | Positions that are not credit impaired | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.35%	0.29%	0.26%
Allowance for expected credit loss | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.00%	0.00%
Allowance for expected credit loss | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.11%	1.10%	1.09%
Allowance for expected credit loss | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.15%	0.14%	0.15%
Allowance for expected credit loss | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.07%	0.09%
Allowance for expected credit loss | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.57%	1.01%	0.99%
Allowance for expected credit loss | Positions that are not credit impaired | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.02%	0.02%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.25%	0.17%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.19%	0.18%	0.16%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.22%	0.18%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.00%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.72%	0.72%	0.72%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.15%	0.14%	0.15%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.07%	0.09%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.50%	0.92%	0.88%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.03%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.03%	1.00%	0.98%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.88%	0.91%	0.85%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.06%	1.02%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.94%	0.95%	0.94%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.53%	1.22%	1.48%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.87%	1.30%	1.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.70%	1.27%	1.21%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	2.63%	2.56%	2.55%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.00%	0.02%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%	0.15%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.63%	3.22%	3.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.76%	0.95%	0.93%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	23.73%	26.67%	26.73%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	3.42%	4.03%	4.46%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	5.05%	4.55%	2.31%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	3.44%	4.04%	4.43%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	22.86%	26.66%	29.97%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	34.00%	34.89%	34.02%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	29.38%	31.66%	32.40%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	26.41%	53.26%	50.26%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	38.05%	38.03%	37.35%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	87.68%	91.57%	93.88%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	37.96%	45.17%	37.30%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	32.78%	31.32%	27.91%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	42.93%	49.86%	47.18%